Trade payables and other liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Current: due within one year
Trade payables - third party suppliers	€ 388	€ 1,182
Trade payables - Unilever	1,671
Accruals	285	471
Social security and sundry taxes	37	43
Others	91	124
Other payable balances due to Unilever	449	(2)
Trade payables and other liabilities, current	2,921	1,818
Non-current: due after more than one year
Accruals	3	3
Others	41	5
Other payable balances due to Unilever	80
Trade payables and other liabilities, non-current	124	8
Total trade payables and other liabilities	3,045	1,826
Discounts due to customers included in trade payables and other liabilities	29	€ 319
Trade and other current payables relating to inventory transfers	818
Other payables relating to working capital subsidies	300
Other payables relating to indirect taxes on transfer of net assets	€ 229